SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of stock options activity
A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Year ended December 31, 2016
	Number of options	Weighted average exercise price	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	-	$-
Granted	1,024,375	0.91
Exercised	-	-
Forfeited	(37,500)	0.9
Cancelled	-	-

Outstanding at the end of the period	986,875	$0.91	$246

Exercisable	-	-	-

Vested and expected to vest	892,187	$0.91	$221

Schedule of stock-based compensation recognized
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the year ended December 31, 2016 and 2015, was comprised as follows:

	Year ended December 31,
	2016	2015

Cost of revenues	70	-
Marketing and selling	12	-
General and administrative	29	-
	111	-

Schedule of warrants outstanding
The Company's outstanding warrants as of December 31, 2016, are as follow:

Issuance date	Outstanding and exercisable	Exercise price	Exercisable through

May 18, 2016	1,595,944	0.47	May 18, 2018
May 18, 2016	3,636,364	0.55	May 18, 2020
May 18, 2016	404,255	0.55	November 18, 2017